Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES	NOTE 7 - OTHER CURRENT LIABILITIES
	As of December 31,
	2025	2024

Employees and payroll accruals	$588	$465
Accrued expenses	$198	$212
	$786	$677